Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Disclosure of Related Party Transactions
The aggregate compensation expenses we recognized under IFRS for our directors and key management team were as follows:

	Year ended December 31
	2016	2017	2018
Short-term employee benefits and costs	$6.2	$7.5	$6.2
Post-employment and other long-term benefits	0.4	0.6	0.3
Stock-based compensation (including DSUs to eligible directors)	12.3	12.4	14.8
	$18.9	$20.5	$21.3